Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of changes in accounting estimates [abstract]
Schedule of Useful Live of Intangible Assets

Estimated useful lives are as follows:

Asset Category	Estimated Useful Lives
Brand name "Birkenstock"	Indefinite
Customer relationships	8-15 years
Purchased licenses and other intangible assets	3-5 years

Schedule of Useful Live of Property Plant and Equipements	Estimated useful lives are as follows:

Asset Category	Estimated Useful Lives
Buildings and improvements	10-50 years
Technical equipment and machinery	5-18 years
Factory and office equipment	4-14 years